ACQUISITION OF SUBSIDIARIES - THE EDIBLES AND INFUSION CORPORATION - Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 21, 2021	Dec. 20, 2021	Sep. 08, 2021	Apr. 06, 2021	Nov. 12, 2020	Aug. 31, 2022	Sep. 21, 2021	Aug. 31, 2021
Disclosure of detailed information about business combination [line items]
Weighted average price (in CAD per share)	$ 2.53
Legal fees and due diligence costs				$ 620
Acquisition costs recognized as an expense				555
Share issuance costs					$ 4,305
Contingent consideration related to revenue achievement				7,000
Contingent consideration revenue achievement requirement				15,000
Contingent consideration related to EBITDA				2,500
Contingent consideration EBITDA requirement				7,000
Contingent liabilities recognised in business combination				$ 5,249		$ 7,000		$ 3,500
Issued share capital (in shares)						313,815,503		298,786,023
Liabilities						$ 69,049		$ 74,212
Edibles and Infusion Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired				100.00%
Share consideration				$ 22,000
Contingent share consideration				$ 13,000
Weighted average price (in CAD per share)			$ 3.37	$ 4.36
Legal fees and due diligence costs				$ 620
Acquisition costs recognized as an expense				555
Share issuance costs				65
Goodwill						13,014
Contingent liabilities recognised in business combination, product listing				$ 3,500
Contingent liabilities recognised in business combination								9,038
Issued share capital (in shares)							1,039,192
Volume-weighted average TSX listed share price based period			5 days
Edibles and Infusion Corporation | Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities						7,000		$ 9,038
Edibles and Infusion Corporation | RIGHT-OF-USE ASSETS
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						1,718
Edibles and Infusion Corporation | Lease liabilities [member]
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						411
Edibles and Infusion Corporation | GOODWILL
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration						(1,307)
SUHM Investments Inc. And Quality Confections Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired				100.00%
Laurentian
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%
Share consideration	$ 26,000
Contingent share consideration	$ 6,996
Weighted average price (in CAD per share)	$ 2.53	$ 2.39
Legal fees and due diligence costs						1,039
Acquisition costs recognized as an expense						984
Share issuance costs	$ 55
Volume-weighted average TSX listed share price based period	5 days
Laurentian | Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities	$ 6,996					$ 2,913
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of detailed information about business combination [line items]
Share consideration	$ 27,568